Investments (Schedule Of Investment In Nonconsolidated affiliates) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment, beginning balance					$ 359,687				$ 357,751	$ 370,912	$ 359,687	$ 359,687	$ 357,751
Cash advances (repayments)		(5,676)				(929)						(5,676)	(929)
Acquisitions (Dispositions) of investments, net												2,704	(6,316)
Equity in earnings (loss)	3,983	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	13,595	11,914	18,557	26,958	5,702
Foreign currency transaction adjustment												(1,189)	(153)
Foreign currency translation adjustment												8,075	(835)
Distributions received												(11,716)	(16,789)
Other		470				0						470	0
Investment, ending balance		370,912				359,687						370,912	359,687	357,751
Arn [Member]
Investment, beginning balance					347,377				342,785		347,377	347,377	342,785
Cash advances (repayments)		(8,758)				0						(8,758)	0
Acquisitions (Dispositions) of investments, net												0	0
Equity in earnings (loss)												18,621	20,958
Foreign currency transaction adjustment												(1,189)	(153)
Foreign currency translation adjustment												8,085	(1,125)
Distributions received												(11,074)	(15,088)
Other		0				0						0	0
Investment, ending balance		353,062				347,377						353,062	347,377
All Others [Member]
Investment, beginning balance					12,310				14,966		12,310	12,310	14,966
Cash advances (repayments)		3,082				(929)						3,082	(929)
Acquisitions (Dispositions) of investments, net												2,704	(6,316)
Equity in earnings (loss)												(64)	6,000
Foreign currency transaction adjustment												0	0
Foreign currency translation adjustment												(10)	290
Distributions received												(642)	(1,701)
Other		470				0						470	0
Investment, ending balance		$ 17,850				$ 12,310						$ 17,850	$ 12,310